EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES (Notes)	12 Months Ended
Dec. 31, 2017
EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments and Variable Interest Entities
On November 21, 2016, Rowan and Saudi Aramco, through their subsidiaries, entered into a Shareholders’ Agreement to create a 50/50 joint venture, known as ARO (see Note 1). ARO commenced operations on October 17, 2017 and owns, manages and operates offshore drilling units in Saudi Arabia. The Company accounts for its interest in ARO using the equity method of accounting and only recognizes its portion of equity earnings in the Company's consolidated financial statements. ARO is a variable interest entity; however, the Company is not the primary beneficiary and therefore does not consolidate ARO. The Company's judgment regarding the level of influence over ARO included considering key factors such as: each company's ownership interest, representation on the board of managers of ARO, ability to direct activities that most significantly impact ARO's economic performance, as well as the ability to influence policy-making decisions.
Summarized financial information
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

October 17, 2017 to
December 31, 2017
Revenue	$48.6
Direct operating costs (excluding items below)	22.2
Depreciation and amortization	12.9
Selling, general and administrative	6.1
Gain on disposals of property and equipment	(0.1)
Income from Operations	7.5
Interest expense	(4.2)
Provision for income taxes	1.6
Net Income	$1.7

Rowan's Equity in earnings from ARO	$0.9

Related party transactions
In connection with the establishment of ARO the Company signed an Asset Transfer and Contribution Agreement. As part of this agreement the Company contributed cash to ARO of $357.7 million in exchange for a 10-year shareholder note receivable from ARO, initially totaling $357.7 million, at a stated interest rate of LIBOR plus two percent. As of December 31, 2017, the outstanding amount for this shareholder note receivable was $271.3 million, consisting of $270.2 million and $1.1 million, respectively, included in Long-term note receivable from unconsolidated subsidiary and Receivables - trade and other on the Company's Consolidated Balance Sheets. Interest related to this note is being recognized as a part of Interest Income in the Company's Consolidated Statement of Operations and totaled approximately $2.1 million for the period from October 17, 2017 to December 31, 2017.
In conjunction with the establishment of ARO, the Company signed a series of agreements including: a Transition Services Agreement and a Secondment Agreement. Pursuant to these agreements the Company, or its seconded employees, will provide various services to ARO (see Note 13), and in return, the Company is to be provided remuneration for those services. From time to time Rowan may sell equipment or supplies to ARO. Additionally, Rowan incurred certain preparation costs prior to ARO commencing operations which will be reimbursed to Rowan by ARO. Revenue and other amounts recognized related to these agreements and transactions is as follows (in millions):

October 17, 2017 to
December 31, 2017
Secondment Revenue - Jack-ups	$9.2
Transition Services Revenue - Unallocated	7.4
Sales of supplies	0.5
Total Revenue received from ARO	$17.1

Reimbursement of preparation costs (a)	$1.6
Equipment sales to ARO (b)	1.0
Total reimbursements from ARO	$2.6

(a) The reimbursement resulted in a reduction in expense of $1.3 million and a $0.3 million decrease to Prepaid expenses and other current assets. The entire $1.6 million is included in Receivable - trade and other for the amount to be reimbursed.

(b) There was no gain or loss recognized and $1.0 million is included in Receivable - trade and other for the $1.0 million purchase price.

Total Accounts receivable from ARO related to these transactions totaled approximately $17.3 million as of December 31, 2017.
As discussed in Note 1, with the establishment of ARO, the Company also signed a Rig Management Agreement whereby ARO will provide certain rig management services for Rowan's rigs while they are contracted with Saudi Aramco. The Company will compensate ARO for the services in which they provide to Rowan. For the period from October 17, 2017 to December 31, 2017, the Company recognized $7.8 million in Direct operating cost in the Consolidated Statements of Operations related to these rig management services. Additionally, ARO may sell equipment or supplies to Rowan or purchase such for Rowan, in which case ARO is provided reimbursement. For the period from October 17, 2017 to December 31, 2017, the Company recognized $0.6 million in Direct operating cost in the Consolidated Statements of Operations related to these transactions as well as $2.4 million in accrued capital expenditures.
Accounts payable to ARO related to these transactions totaled approximately $10.8 million as of December 31, 2017.
The following summarizes the total assets and liabilities as reflected in the Company's consolidated balance sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any amounts payable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

December 31, 2017
Total assets	$319.5
Total liabilities	10.8
Maximum exposure to loss	$308.7